SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Leases
2023	$ 241,248
2024	254,557
2025	254,992
2026	261,420
2027	233,689
Thereafter	2,276
Total future minimum lease payments	1,248,182
Less: imputed interest	162,131
Total	$ 1,086,051	$ 1,294,863